Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,784,728	$ 4,784,728	$ 5,351,262
Less: accumulated depreciation and impairment	4,784,728	4,784,728	3,687,336
Property and equipment, net			1,663,926
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	69,291	69,291	81,138
Furniture, fixture, and office and medical equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	32,435	32,435	150,292
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	108,187	108,187	543,975
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	4,335,722	4,335,722	4,336,764
Motor vehicle under finance leases [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, gross	$ 239,093	$ 239,093	$ 239,093